FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Current
Restricted cash	45	52
Derivative assets	5	10
Other financial assets	—	15
Total current	$50	$77
Non-current
Restricted cash	24	25
Derivative assets	169	45
Loans and notes receivable	71	68
Other financial assets	10	9
Total non-current	$274	$147